Employee benefits - Changes in the Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Opening balance	$ 9,550	$ 9,864	$ 9,586
Current cost of service	0	0	0
Interest cost	255	240	280
Actuarial gains loss	(1,357)	(135)	506
Settlement	(7,739)
Benefits paid	(430)	(419)	(508)
Total benefit obligation (A)	$ 279	$ 9,550	$ 9,864